Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 25,105,870
Repayments on bank loans	(7,441,663)
Non-cash changes, Proceeds from issuance of Debt securities	7,000,000
Non-cash changes, Proceeds from Debt long-term	3,779,413
Non-cash changes, Exchange effects	167,992
Fair value adjustments in P&L	(51,656)
Hedges fair value adjustments	(717,372)
Ending balance	27,839,584
Debt Securities Current Portion [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	2,659,590
Repayments on bank loans	(2,659,590)
Non-cash changes, Long-term reclassification	3,964,668
Ending balance	3,964,668
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	6,195,576
Repayments on bank loans	(4,782,073)
Non-cash changes, Proceeds from Debt long-term	3,779,413
Non-cash changes, Exchange effects	167,992
Non-cash changes, Long-term reclassification	(164,668)
Ending balance	5,196,240
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	15,500,000
Non-cash changes, Proceeds from issuance of Debt securities	7,000,000
Non-cash changes, Long-term reclassification	(3,800,000)
Ending balance	18,700,000
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	750,704
Fair value adjustments in P&L	(51,656)
Hedges fair value adjustments	(717,372)
Ending balance	$ (18,324)